CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	₩ 78,080,920	₩ 43,010,330	₩ 67,481,156
Cost of revenues	(71,203,348)	(41,911,949)	(60,837,065)
Gross profit	6,877,572	1,098,381	6,644,091
Selling, general and administrative expenses	(69,208,430)	(3,984,317)	(4,598,226)
Other income	1,299,367	1,022,129	1,487,080
Other expenses	(133,696,369)	(1,643,085)	(35,547)
Operating profit(loss)	(194,727,860)	(3,506,892)	3,497,398
Finance income	24,647,541	576,570	1,743,941
- Related parties	589,224	125,779	831,200
- Non-related parties	24,058,317	450,791	912,741
Finance costs	(37,594,482)	(1,381,523)	(1,688,210)
- Related parties	2,740,497	242,559	176,597
- Non-related parties	34,853,985	1,138,964	1,511,612
Profit(Loss) before income tax	(207,674,801)	(4,311,845)	3,553,129
Income tax benefit(expense)	(435,086)	753,650	(760,779)
Profit(Loss) for the period	(208,109,887)	(3,558,195)	2,792,350
Items that will not be reclassified to income or loss:
Foreign Currency Translation adjustments	(4,890,859)
Remeasurement of defined benefit liabilities	311,214	44,085	109,558
Total comprehensive loss for the period	(212,689,532)	(3,514,110)	2,901,908
Loss attributable to:
Owners of the Parent Company	(205,742,925)	(2,541,375)	3,137,186
Non‑controlling interest	(2,366,962)	(1,016,820)	(344,836)
Total comprehensive loss attributable to:
Owners of the Parent Company	(210,371,472)	(2,511,780)	3,210,734
Non-controlling interest	₩ (2,318,059)	₩ (1,002,330)	₩ (308,826)
Basic earnings per share	₩ (3,341)	₩ (290)	₩ 357
Diluted earnings per share	₩ (3,341)	₩ (290)	₩ 357
Content Merchandising Revenue [Member]
Revenues
Total revenues	₩ 44,415,967	₩ 28,379,904	₩ 49,771,824
Content Merchandising Revenue Related Parties [Member]
Revenues
Total revenues	9,396,922	8,785,673	11,184,157
Content Merchandising Revenue Non Related Parties [Member]
Revenues
Total revenues	35,019,045	19,594,231	38,587,667
F And B Revenue [Member]
Revenues
Total revenues	12,228,818	14,630,426	17,709,332
F And B Revenue Related Parties [Member]
Revenues
Total revenues	54,369	70,477	15,303
F And B Revenue Non Related Parties [Member]
Revenues
Total revenues	12,174,449	14,559,949	17,694,029
Content Production Revenue [Member]
Revenues
Total revenues	20,690,997
Content Production Revenue Related Parties [Member]
Revenues
Total revenues	(14,598)
Content Production Revenue Non Related Parties [Member]
Revenues
Total revenues	20,705,595
Content Investment Revenue [Member]
Revenues
Total revenues	745,138
Content Investment Revenue Related Parties [Member]
Revenues
Total revenues	736,761
Content Investment Revenue Non Related Parties [Member]
Revenues
Total revenues	₩ 8,377